Segment Information - Net Sales by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Net Sales by Geographic Area
Net sales	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 3,057,482		$ 3,078,337		$ 3,139,296
United States
Schedule of Net Sales by Geographic Area
Net sales									1,858,418		1,773,210		1,793,580
Italy
Schedule of Net Sales by Geographic Area
Net sales									213,838		213,386		229,138
Germany
Schedule of Net Sales by Geographic Area
Net sales									172,898		191,673		199,084
Other Core Europe
Schedule of Net Sales by Geographic Area
Net sales									485,742		549,131		597,343
Total Core Europe
Schedule of Net Sales by Geographic Area
Net sales									872,478	[1]	954,190	[1]	1,025,565	[1]
Other international
Schedule of Net Sales by Geographic Area
Net sales									326,586		350,937		320,151
Foreign net sales
Schedule of Net Sales by Geographic Area
Net sales									$ 1,199,064		$ 1,305,127		$ 1,345,716

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.